Segment Reporting - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Voyage revenues	$ 432,676	$ 396,444	$ 397,991
Voyage expenses	(8,202)	(1,656)	(1,146)
Vessel operating expenses	(103,139)	(88,590)	(94,101)
Depreciation and amortization	(105,545)	(95,542)	(92,253)
General and administrative expenses	(16,541)	(18,499)	(25,118)
Write-down and loss on sale of vessels	(50,600)	(38,976)	0
Restructuring charges	0	0	(4,001)
Income from vessel operations	148,649	153,181	181,372
Equity income	9,789	62,307	84,171
Investment in and advances to equity-accounted joint ventures	1,094,596	1,037,726
Total assets	5,019,299	4,315,474
Expenditures for vessels and equipment	(714,529)	(344,987)	(191,969)
Expenditures for dry docking	(22,283)	(13,944)	(10,357)
Operating Segments
Segment Reporting Information [Line Items]
Total assets	4,737,165	4,150,641
Liquefied Gas Segment
Segment Reporting Information [Line Items]
Voyage revenues	385,683	336,530	305,056
Voyage expenses	(3,020)	(449)	203
Vessel operating expenses	(84,928)	(66,087)	(63,344)
Depreciation and amortization	(95,025)	(80,084)	(71,323)
General and administrative expenses	(14,034)	(15,310)	(19,392)
Write-down and loss on sale of vessels	0	0
Restructuring charges			0
Income from vessel operations	188,676	174,600	151,200
Equity income	9,789	62,307	84,171
Investment in and advances to equity-accounted joint ventures	1,094,596	1,037,726
Expenditures for vessels and equipment	(714,529)	(344,924)	(191,642)
Expenditures for dry docking	(20,153)	(13,944)	(8,659)
Liquefied Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Total assets	4,624,321	3,957,088
Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues	46,993	59,914	92,935
Voyage expenses	(5,182)	(1,207)	(1,349)
Vessel operating expenses	(18,211)	(22,503)	(30,757)
Depreciation and amortization	(10,520)	(15,458)	(20,930)
General and administrative expenses	(2,507)	(3,189)	(5,726)
Write-down and loss on sale of vessels	(50,600)	(38,976)
Restructuring charges			(4,001)
Income from vessel operations	(40,027)	(21,419)	30,172
Equity income	0	0	0
Investment in and advances to equity-accounted joint ventures	0	0
Expenditures for vessels and equipment	0	(63)	(327)
Expenditures for dry docking	(2,130)	0	$ (1,698)
Conventional Tankers Segment | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 112,844	$ 193,553